Debt, Convertible Notes, and Warrants (Tables)	12 Months Ended
Jan. 31, 2022
Debt Disclosure [Abstract]
Schedule of Debt Expense
The following table presents the interest expense related to the contractual interest coupon, the amortization of debt issuance costs, the amortization of debt discounts and loss (gain) on extinguishment of debt:

	Year Ended January 31,
(in thousands)	2022	2021	2020
Contractual interest coupon	$6,137	$6,697	$5,554
Amortization of debt issuance costs	768	811	402
Amortization of debt discounts	1,867	1,939	990
Debt extinguishment (gain) loss	1,690	(673)	11,529
Total interest expense and extinguishment (gain) loss	$10,462	$8,774	$18,475

Schedule of Warrants Outstanding
A summary of warrants that remain outstanding as of January 31, 2022 in connection with the above transactions is as follows:

	Number of Warrants Outstanding	Number of Warrants Exercisable	Weighted Average Exercise Price	Weighted Average Remaining Term (in Years)
Warrants to purchase Class A Common Stock	1,065,594	1,065,594	$9.3844	8.18